Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 1,916,414	$ 837,688	$ 3,428,935	$ 1,690,611	$ 3,831,778	$ 2,931,280
Cost of Sales	753,138		1,118,977		449,049
Gross Profit	1,163,276	837,688	2,309,958	1,690,611	3,382,729	2,931,280
Operating Expenses
General and Administrative	1,030,571	806,242	2,005,494	1,560,437	3,470,345	2,536,185
Operating Income	132,705	31,446	304,464	130,174	(87,616)	395,095
Share in Equity Losses in Investment	(58,850)		(87,822)
Other Income					161,639	67,500
Loss on Extinguishment of Debt					(7,444)	(16,556)
Interest Expense	(15,874)	(10,933)	(33,432)	(27,392)	(57,541)	(157,056)
Net Income	$ 57,981	$ 20,513	$ 183,210	$ 102,782	$ 9,038	$ 288,983
Net Income per Common Share - Basic:	$ 0.00	$ 0.00	$ 0.01	$ 0.00	$ 0.00	$ 0.01
Net Income per Common Share - Diluted:	$ 0.00	$ 0.00	$ 0.01	$ 0.00	$ 0.00	$ 0.01
Weighted average Common Shares Outstanding Basic	33,726,489	31,985,827	33,546,329	31,985,827	32,260,622	31,955,416
Weighted average Common Shares Outstanding Diluted	36,353,751	34,479,406	36,353,751	34,472,811	34,958,502	34,086,251